Note 2 - Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2015
License and Management Services [Member]
Notes Tables
Disposal Groups, Including Discontinued Operations [Table Text Block]
	Twelve months ended December 31,
(in thousands)	2015	2014

Revenues	$-	$25

Expenses
Cost of license and management services	$-	$55
General and administrative expenses Salaries and benefits	-	96
Other expenses	-	83
Impairment losses	-	-
Depreciation and amortization	-	4
Total expenses	$-	$238

Loss from discontinued operations	$-	$(213)
(in thousands)	December 31, 2015	December 31, 2014
Cash and cash equivalents	$-	$-
Receivables, net	-	-
Total assets	$-	$-

Accounts payable	-	-
Intercompany Payable	-	-
Total liabilities	$-	$-

Net assets (liabilities) of discontinued operations	$-	$-